(Wells Fargo Advantage Asia Pacific Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Asia Pacific Fund)	Investor Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Asia Pacific Fund)		Investor Class
Management Fees		0.95%
Distribution (12b-1) Fees		none
Other Expenses		0.82%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.78%
Fee Waivers		0.12%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.66%
[1]	The Adviser has contractually committed through February 28, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.65% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Wells Fargo Advantage Asia Pacific Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	169	549	953	2,085

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 113% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in Asia Pacific Basin equity securities.

We invest principally in equity securities of companies in the Asia Pacific Basin. We define Asia Pacific Basin securities as securities: (1) issued by companies with their principal place of business or principal office in the Asia Pacific Basin; (2) issued by companies for which the principal securities trading market is in the Asia Pacific Basin; or (3) issued by companies, regardless of where their securities are traded, that derive at least 50% of their revenue or profits from goods produced or sold, investments made, or services performed in the Asia Pacific Basin or that have at least 50% of their assets in the Asia Pacific Basin. The Asia Pacific Basin includes, among other countries, Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam, some of which may be considered emerging market countries. We may use participation notes, which are a type of derivative.

We look for companies with the potential for above-average sales and earnings growth, overall financial strength, competitive advantages, and capable management. We may sell a holding when it no longer has these traits. Our investment strategy includes both a top-down strategy, which takes account of overall economic and market trends in each country, and a bottom-up strategy, in which we use fundamental research for security selection. In order to take advantage of the wide range of possible opportunities in a variety of markets at different stages of economic development, we construct the portfolio by seeking both growth and value opportunities in stocks of any market capitalization.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the adviser believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Geographic Emphasis Risk. A Fund that invests a significant portion of its assets in one country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Fund's investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Participation Notes Risk. The performance results of participation notes, which are a type of derivative, will not replicate exactly the performance of the securities of the foreign companies or foreign securities markets that they seek to replicate due to various factors, including transaction and other expenses. The transaction price of participation notes may not equal the underlying value of the securities of the foreign companies or foreign securities markets whose performance they seek to replicate.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Highest Quarter: 2nd Quarter 2009    +25.45%

Lowest Quarter:  3rd Quarter 2008    -27.76%

Average Annual Total Returns for the periods ended 12/31/2014
Average Annual Total Returns (Wells Fargo Advantage Asia Pacific Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Investor Class	Dec. 31, 1993	3.98%	7.10%	6.97%
Investor Class (after taxes on distributions)	Dec. 31, 1993	3.47%	6.51%	5.30%
Investor Class (after taxes on distributions and the sale of Fund Shares)	Dec. 31, 1993	2.25%	5.40%	5.08%
MSCI All Country Asia Pacific Index (Net) (reflects no deduction for fees, expenses, or taxes)		none	5.37%	5.49%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Wells Fargo Advantage Diversified International Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Diversified International Fund)	Investor Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Diversified International Fund)		Investor Class
Management Fees		0.85%
Distribution (12b-1) Fees		none
Other Expenses		0.97%
Total Annual Fund Operating Expenses		1.82%
Fee Waivers		0.36%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.46%
[1]	The Adviser has contractually committed through February 28, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Wells Fargo Advantage Diversified International Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	149	538	952	2,108

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of foreign issuers, and up to 20% of the Fund's total assets in emerging market equity securities.

We invest principally in the equity securities of foreign issuers through the use of three different styles of international equity management: an international growth style, subadvised by Artisan Partners Limited Partnership; an international value style, sub-advised by LSV Asset Management; and an international blend style, sub-advised by Wells Capital Management Incorporated. We invest primarily in developed countries, but may invest in emerging market countries and may invest in equity securities of any market capitalization. Furthermore, we may use futures, options or participation notes to manage risk or to enhance return. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

Artisan Partners Limited Partnership (Artisan) Artisan employs a fundamental stock selection process to identify long-term growth opportunities to build a portfolio of non-U.S. growth companies of any market capitalization. Artisan seeks to invest in companies within its preferred themes with sustainable growth characteristics at attractive valuations that do not fully reflect their long-term potential. Artisan may sell a stock when Artisan thinks the stock is approaching full valuation, the company exhibits deteriorating fundamentals, changing circumstances affect the original reasons for its purchase, or more attractive opportunities are identified.

LSV Asset Management (LSV) LSV invests in equity securities of foreign issuers which it believes are undervalued in the marketplace at the time of purchase and show recent positive signals, such as an appreciation in prices and increase in earnings. LSV believes that these securities have the potential to produce future returns if their future growth exceeds the market's low expectations. LSV uses a quantitative investment model to make investment decisions for the Fund. The investment model ranks securities based on fundamental measures of value (such as the dividend yield) and indicators of near-term recovery (such as recent price appreciation). A stock is typically sold if the model indicates a decline in its ranking or if a stock's relative portfolio weight has appreciated significantly (relative to the Fund's benchmark).

Wells Capital Management Incorporated (Wells Capital Management) Wells Capital Management invests in equity securities of foreign issuers by using bottom-up stock selection, based on in-depth fundamental research as the cornerstone of its investment process. During each stage of the process, Wells Capital Management also considers the influence on the investment theses of top-down factors such as macroeconomic forecasts, real economic growth prospects, fiscal and monetary policy, currency issues, and demographic and political risks. The investment process seeks both growth and value opportunities. For growth investments, Wells Capital Management targets companies that it believes have strong business franchises, experienced and proven management, and accelerating cash flow growth rates. For value investments, Wells Capital Management targets companies that it believes are undervalued in the marketplace compared to their intrinsic value. Wells Capital Management may purchase securities across any market capitalization. Wells Capital Management may sell a stock if it achieves its investment objective for the position, if a stock's fundamentals or price change significantly, if it changes its view of a country or sector, or if the stock no longer fits within the risk characteristics of the Fund's portfolio.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the adviser believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into foreign currency contracts, which are a type of derivative, is subject to the risk that the adviser may be incorrect in its judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Multi-Manager Management Risk. A Fund with multiple sub-advisers is subject to the risk that the investment decisions made by a sub-adviser may conflict with those of another sub-adviser.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Participation Notes Risk. The performance results of participation notes, which are a type of derivative, will not replicate exactly the performance of the securities of the foreign companies or foreign securities markets that they seek to replicate due to various factors, including transaction and other expenses. The transaction price of participation notes may not equal the underlying value of the securities of the foreign companies or foreign securities markets whose performance they seek to replicate.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Highest Quarter: 2nd Quarter 2009    +22.09%

Lowest Quarter:  4th Quarter 2008    -20.91%

Average Annual Total Returns for the periods ended 12/31/2014
Average Annual Total Returns (Wells Fargo Advantage Diversified International Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Investor Class	Jul. 18, 2008	(4.66%)	6.15%	3.82%
Investor Class (after taxes on distributions)	Jul. 18, 2008	(5.62%)	5.48%	2.98%
Investor Class (after taxes on distributions and the sale of Fund Shares)	Jul. 18, 2008	(2.63%)	4.68%	3.11%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)		(4.90%)	5.33%	4.43%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.